THIS PAPER DOCUMENT IS BEING SUBMITTED PURSUANT TO RULE 902(g) OF
                              REGULATION S-T.


                  U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549


                                FORM 24F-2
                     ANNUAL NOTICE OF SECURITIES SOLD
                          PURSUANT TO RULE 24F-2


     1.   Name and address of issuer:

          UAM Funds, Inc. (formerly, The Regis Fund, Inc.)
          803 Cathedral Street
          Baltimore, MD  21201

     2. Name of each series or class of funds for which this notice is filed:

          Number of Additional Pages: 1

     3.   Investment Company Act File Number:  811-5683

          Securities Act File Number:  33-25355

     4.   Last day of fiscal year for which this notice is filed:

          10/31/95

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [   ]

     6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          None

     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          None

     9. Number and aggregate sale price of securities sold during the fiscal year:

          The number and aggregate sale price of securities sold during the fiscal year were 646,717,042 and $1,135,704,528, respectively.

    10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          The number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2 were 646,717,042 and $ 1,135,704,528, respectively.

     11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          The number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans were 6,454,373 and $ 78,741,795, respectively.

     12. Calculation of registration fee:

         (i)  Aggregate sale price  of
              securities sold during the
              fiscal year  in  reliance  on
              rule 24f-2 (from Item 10):           $ 1,135,704,528
                                                   ---------------

        (ii)  Aggregate price  of
              shares issued in connection
              with dividend  reinvestment plans
              (from Item 11, if applicable):       +    78,741,795
                                                   ---------------

        (iii) Aggregate price of shares redeemed
              or repurchased during the fiscal
              year (if applicable):                - 1,108,819,643
                                                   ---------------

        (iv)  Aggregate  price  of shares
              redeemed or repurchased and
              previously applied as a
              reduction to filing fees
              pursuant to rule 24e-2
              (if applicable):                     +
                                                   ---------------

        (v)   Net aggregate price  of
              securities sold and issued
              during the fiscal year in
              reliance on rule 24f-2
              [line (i), plus line (ii)
              less line (iii), plus line
              (iv))] (if applicable):               $   105,626,680
                                                    ---------------

        (vi)  Multiplier  prescribed by
              Section 6(b) of the Securities
              Act of 1933 or other applicable
              law or regulation (see
              Instruction C.6):                     x       .000345
                                                    ---------------


      (vii)   Fee due [line (i) or line (v)
              multiplied by line (vi)]:             $      36,441.20
                                                    ----------------


INSTRUCTION: Issuers should complete line (ii), (iii), (iv), and (v)
             only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

     13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
             (17CFR 202.3a).

                                                  [ X ]

             Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: December 22, 1995

                                SIGNATURES

           This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

           By (Signature and Title)*    /s/  Karl O. Hartmann
                                        -----------------------------
                                        Secretary

Date  December 22, 1995
      -----------------

       * Please print the name and title of the signing officer below the signature.